Concentration Risks (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Institutions	Dec. 31, 2020 USD ($) Institutions	Dec. 31, 2019 USD ($)
Concentration Risk [Line Items]
Revenues	$ 835,576,000	$ 749,890,000	$ 673,803,000
TLBB PC [Member]
Concentration Risk [Line Items]
Revenues	421,700,000
Legacy TLBB Mobile [Member]
Concentration Risk [Line Items]
Revenues	$ 79,500,000
Customer Risk [Member] | Total revenues [Member]
Concentration Risk [Line Items]
Description of concentration risk for operation risk	For the years ended December 31, 2021, 2020 and 2019, there were no revenues from customers that individually represent greater than 10% of the total online advertising revenues.	For the years ended December 31, 2021, 2020 and 2019, there were no revenues from customers that individually represent greater than 10% of the total online advertising revenues.	For the years ended December 31, 2021, 2020 and 2019, there were no revenues from customers that individually represent greater than 10% of the total online advertising revenues.
Revenues from customers that individually represent greater than 10% of total advertising revenues	$ 0	$ 0	$ 0
Product Risk [Member] | Total revenues [Member] | TLBB PC [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	50.00%
Product Risk [Member] | Total revenues [Member] | Legacy TLBB Mobile [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	10.00%
Product Risk [Member] | Total revenues [Member] | Changyou [Member] | TLBB PC [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	65.00%
Product Risk [Member] | Total revenues [Member] | Changyou [Member] | Legacy TLBB Mobile [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	12.00%
Product Risk [Member] | Online game revenues [Member] | Changyou [Member] | TLBB PC [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	66.00%
Product Risk [Member] | Online game revenues [Member] | Changyou [Member] | Legacy TLBB Mobile [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	12.00%
Credit Risk [Member] | Cash and Cash Equivalents, Short Term Investments, and Long Term Time Deposits [Member]
Concentration Risk [Line Items]
Maximum percentage of Sohu's cash and bank deposits in any single financial institution	35.00%
Credit Risk [Member] | Cash and Cash Equivalents, Short Term Investments, and Long Term Time Deposits [Member] | CHINA
Concentration Risk [Line Items]
Percentage of concentration risk	61.00%
Number of financial institutions cash and cash equivalents and short-term investment concentrated held in | Institutions	16
Credit Risk [Member] | Cash and cash equivalents and short-term investments [Member]
Concentration Risk [Line Items]
Maximum percentage of Sohu's cash and bank deposits in any single financial institution		59.00%
Credit Risk [Member] | Cash and cash equivalents and short-term investments [Member] | CHINA
Concentration Risk [Line Items]
Percentage of concentration risk		95.00%
Number of financial institutions cash and cash equivalents and short-term investment concentrated held in | Institutions		22